                                  Form N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /     (a)

             or fiscal year ending:   12/31/2011 (b)

Is this a transition report?: (Y/N)       N

Is this an amendment to a previous filing? (Y/N)       N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.  Registrant Name:   TLIC Variable Annuity Account A
      B.  File Number:       811-5242
      C.  Telephone number:  (612) 844-7215

2.    A.  Street:    625 Fourth Avenue South
      B.  City:      Minneapolis
      C.  State:     MN
      D.  Zip Code:  55415      Zip Ext. 1672
      E.  Foreign Country:                 Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N).....     N

4.    Is this the last filing on this form by Registrant? (Y/N)......     N

5.    Is Registrant a small business investment company
      (SBIC)? (Y/N)..................................................     N
      [If answer is "Y" (Yes), complete only items 98 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N).............     Y
      [If answer is "Y" (Yes), complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name: Thrivent Life Insurance Company
      B.  [/]  File Number (If any):_____________
      C.  [/]  City: Minneapolis State: MN
               Zip Code: 55415    Zip Ext.: 1672
          [/]  Foreign Country:_____________ Foreign Postal Code:_____

111.  A.  [/]  Depositor Name:________________________________________
      B.  [/]  File Number (If any):_____________
      C.  [/]  City:________ State:___________
               Zip Code:________ Zip Ext.:_________
          [/]  Foreign Country:_____________ Foreign Postal Code:_____

112.  A.  [/]  Sponsor Name:___________________________________________________
      B.  [/]  File Number (If any):_____________
      C.  [/]  City:____________ State:__________________
               Zip Code:________ Zip Ext.:___________
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

112.  A.  [/]  Sponsor Name:___________________________________________________
      B.  [/]  File Number (If any):_______________
      C.  [/]  City:______________ State:___________
               Zip Code:__________ Zip Ext.:_____________
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

113.  A.  [/]  Trustee Name:___________________________________________________
      B.  [/]  City:___________ State:_______________
               Zip Code:___________ Zip Ext.:________________
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

113.  A.  [/]  Trustee Name:___________________________________________________
      B.  [/]  City:__________________ State:_______________
               Zip Code:____________ Zip Ext.:_______________
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

114.  A.  [/]  Principal Underwriter Name: Thrivent Investment Management,
                                           Inc.
      B.  [/]  File Number: 8-36525
      C.  [/]  City: Minneapolis State: MN
               Zip Code: 55415 Zip Ext.: 1672
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

114.  A.  [/]  Principal Underwriter Name:_____________________________________
      B.  [/]  File Number: 8-______________
      C.  [/]  City:______________ State:_______________
               Zip Code:______________ Zip Ext.:_______________
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

115.  A.  [/]  Independent Public Accountant Name: Ernst & Young LLP
      B.  [/]  City: Milwaukee State: WI
               Zip Code: 53202 Zip Ext.:_________
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

115.  A.  [/]  Independent Public Accountant Name:_____________________________
      B.  [/]  City:________________ State:________________
               Zip Code:_______________ Zip Ext.:______________
          [/]  Foreign Country:_______________ Foreign Postal Code:____________

116.  Family of investment companies information:

      A.  [/]  Is Registrant part of a family of investment companies?
               (Y/N).......................................................  Y
                                                                            Y/N

      B.  [/]  Identify the family in 10 letters: T H R I V E N T V C

               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.   [/] Is Registrant a separate account of an insurance
               company? (Y/N).............................................  Y
                                                                           Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.   [/] Variable annuity contracts? (Y/N)..........................  Y
                                                                           Y/N

      C.   [/] Scheduled premium variable life contracts? (Y/N)...........  N
                                                                           Y/N

      D.   [/] Flexible premium variable life contracts? (Y/N)............  N
                                                                           Y/N

      E.   [/] Other types of insurance products registered under
               the Securities Act of 1933? (Y/N)..........................  N
                                                                           Y/N

118.  [/]  State the number of series existing at the end of the period that had securities registered under the Securities
           Act of 1933....................................................    1

119.  [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
           effective during the period....................................    0

120.  [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
           ($000's omitted)............................................... $  0

121.  [/]  State the number of series for which a current prospectus
           was in existence at the end of the period......................    1

122.  [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
           during the current period......................................    0

123.  [/]  State the total value of the additional units considered in answering item 122 ($000's omitted)............................ $  0

124.  [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)............................................... $  0

125.  [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the
           current period solely from the sale of units of all series of
           Registrant ($000's omitted).................................... $0

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)........................................... $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                            Number of                    Total Income
                                                                             Series     Total Assets    Distributions
                                                                            Investing ($000's omitted) ($000's omitted)
                                                                            --------- ---------------- ----------------

A.U.S. Treasury direct issue...............................................  _______     $_________        $_____

B.U.S. Government agency...................................................  _______     $_________        $_____

C.State and municipal tax-free.............................................  _______     $_________        $_____

D.Public utility debt......................................................  _______     $_________        $_____

E.Brokers or dealers debt or debt of brokers' or dealers' parent...........  _______     $_________        $_____

F.All other corporate intermed. & long-term debt...........................  _______     $_________        $_____

G.All other corporate short-term debt......................................  _______     $_________        $_____

H.Equity securities of brokers or dealers or parents of brokers or dealers.  _______     $_________        $_____

I.Investment company equity securities.....................................  _______     $_________        $_____

J.All other equity securities..............................................  _______     $1,317,642        $31,623

K.Other securities.........................................................  _______     $_________        $_____

L.Total assets of all series of registrant.................................  _______     $1,317,642        $_____

128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
           an entity other than the issuer? (Y/N)......................    N
                                                                          Y/N

           [If the answer is "N" (No), go to item 131.]

129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
           interest at the end of the current period? (Y/N)............   ___
                                                                          Y/N

           [If the answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees? (Y/N)........   ___
                                                                          Y/N

131.  Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)........................ $15,834

132.  [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


           811-5242   811-_____  811-_____  811-_____  811-_____

           811-_____  811-_____  811-_____  811-_____  811-_____

           811-_____  811-_____  811-_____  811-_____  811-_____

           811-_____  811-_____  811-_____  811-_____  811-_____

           811-_____  811-_____  811-_____  811-_____  811-_____

This report is signed on behalf of the Registrant in the City of Minneapolis and the State of Minnesota on the 24th day of February, 2012.

                                             TLIC VARIABLE ANNUITY ACCOUNT A
                                                      (Registrant)

                                             By THRIVENT LIFE INSURANCE COMPANY
                                                       (Depositor)

                                              By  /s/ James M. Odland
                                                  ------------------------------
                                                  James M. Odland
                                                  Vice President